Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Former Parent's Net Investment	Share Capital	APIC [2]	Accumulated Deficit	AOCI [1]
Beginning balance at Dec. 31, 2023		$ 2,840	$ 2,968				$ (128)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		316	261			$ 55
Distributions by Former Parent		(2,565)	(3,229)		$ 661		3
Issuance of common shares		2,187		$ 2,187
Exercise of stock options		9		9
Dividends		(104)				(104)
Change in pension estimates	[3]	3					3
Foreign currency translation - net investment hedge		(67)					(67)
Foreign currency translation - other		(9)					(9)
Ending balance at Dec. 31, 2024		2,610	$ 0	2,196	661	(49)	(198)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		433				433
Exercise of stock options		5		5
Dividends		(416)				(416)
Change in pension estimates	[3]	5					5
Foreign currency translation - net investment hedge		55					55
Foreign currency translation - other		17					17
Ending balance at Dec. 31, 2025		$ 2,709		$ 2,201	$ 661	$ (32)	$ (121)

[1]	Accumulated other comprehensive income (loss).
[2]	Additional paid-in capital.
[3]	Net of tax.